RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - Narrative (Details)	Jan. 01, 2019
Disclosure of significant accounting policies [Abstract]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	4.05%